COMMITMENTS - Extension Note (Extension Financing) and Bifurcated Derivative (Details) - USD ($)		12 Months Ended
	May 05, 2023	Dec. 31, 2023
Debt instruments
Warrants, exercise period		5 years
Warrants, exericse price		$ 11.50
Cash proceeds from issuance of notes		$ 240,000
Extension Notes
Debt instruments
Original issue discount (in percent)	16.67%
Aggregate principal amount	$ 300,000
Interest rate (in percent)	10.00%
Fair value of the embedded derivative at issuance	$ 71,755
Amount allocated to the principal balance of the note	228,245
Cash proceeds from issuance of notes	240,000
Direct cost attributable to the financing	10,000
Fair value of shares	76,102
Amortizable debt discount	175,472
Financing cost	56,993
Originally issued discount	$ 50,000
Notes payable net of unamortized debt discount		233,774
Amortized debt discount		97,814
Accrued interest		19,597
Interest expense		$ 133,748
Extension Notes | Extension Shares
Debt instruments
Shares issued as part of commitment	7,000
Offering cost allocated to shares	$ 2,542
Cost for issuance date fair value of the shares	$ 78,349
Extension Notes | Extension Warrants
Debt instruments
Warrants, exercise period	5 years
Warrants to purchase shares of common stock	26,086
Warrants, exericse price	$ 11.50
Fair value of warrants	$ 2,461
Offering cost allocated to warrants	82
Extension Notes | Investor Note Warrants
Debt instruments
Cost for issuance date fair value of the warrants	$ 40,130